CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2018
CONTRACT LIABILITIES [abstract]
Disclosure of contract liabilities

28.   CONTRACT LIABILITIES

As of December 31, 2017 and 2018, the Group’s contract liabilities primarily represent advances from customers. Related performance obligations are satisfied and revenue is recognized within one year.

As of January 1, 2018, the Group’s contract liabilities was RMB 120,734, of which RMB 119,138 was recognized as revenue in 2018.